Consolidated Statements of Changes in Stockholders Equity (JPY ¥) In Millions	Total	Noncontrolling Interests [Member]	Sony Corporation's stockholders' equity [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Treasury stock, at cost [Member]
Balance at Mar. 31, 2008	¥ 3,741,938	¥ 276,849	¥ 3,465,089	¥ 630,576	¥ 1,151,447	¥ 2,059,361	¥ (371,527)	¥ (4,768)
Exercise of stock acquisition rights	396	18	378	189	189
Stock-based compensation	3,423		3,423		3,423
Comprehensive income:
Net income (loss)	(102,214)	(3,276)	(98,938)			(98,938)
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(56,851)	(15,992)	(40,859)				(40,859)
Unrealized gains (losses) on derivative instruments	1,787		1,787				1,787
Pension liability adjustment	(75,065)	(548)	(74,517)				(74,517)
Foreign currency translation adjustments	(246,900)	797	(247,697)				(247,697)
Total comprehensive income (loss)	(479,243)	(19,019)	(460,224)
Stock issue costs, net of tax	(4)		(4)			(4)
Dividends declared	(48,704)	(6,056)	(42,648)			(42,648)
Purchase of treasury stock	(302)		(302)					(302)
Reissuance of treasury stock	239		239		(25)	(152)		416
Transactions with noncontrolling interests shareholders and other	157	157
Effect of changing the pension plan measurement date	(1,298)		(1,298)			(668)	(630)
Balance at Mar. 31, 2009	3,216,602	251,949	2,964,653	630,765	1,155,034	1,916,951	(733,443)	(4,654)
Exercise of stock acquisition rights	120	6	114	57	57
Stock-based compensation	2,174		2,174		2,174
Comprehensive income:
Net income (loss)	12,954	53,756	(40,802)			(40,802)
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	48,794	16,527	32,267				32,267
Unrealized gains (losses) on derivative instruments	1,550	2	1,548				1,548
Pension liability adjustment	23,693	(27)	23,720				23,720
Foreign currency translation adjustments	6,507	(343)	6,850				6,850
Total comprehensive income (loss)	93,498	69,915	23,583
Dividends declared	(30,487)	(5,399)	(25,088)			(25,088)
Purchase of treasury stock	(139)		(139)					(139)
Reissuance of treasury stock	61		61			(57)		118
Transactions with noncontrolling interests shareholders and other	3,726	3,179	547		547
Balance at Mar. 31, 2010	3,285,555	319,650	2,965,905	630,822	1,157,812	1,851,004	(669,058)	(4,675)
Exercise of stock acquisition rights	220	22	198	99	99
Stock-based compensation	1,782		1,782		1,782
Comprehensive income:
Net income (loss)	(220,326)	39,259	(259,585)			(259,585)
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(15,517)	(3,516)	(12,001)				(12,001)
Unrealized gains (losses) on derivative instruments	(1,553)		(1,553)				(1,553)
Pension liability adjustment	(3,299)	(123)	(3,176)				(3,176)
Foreign currency translation adjustments	(119,032)	(616)	(118,416)				(118,416)
Total comprehensive income (loss)	(359,727)	35,004	(394,731)
Stock issue costs, net of tax	(8)		(8)			(8)
Dividends declared	(31,688)	(6,599)	(25,089)			(25,089)
Purchase of treasury stock	(111)		(111)					(111)
Reissuance of treasury stock	68		68			(48)		116
Transactions with noncontrolling interests shareholders and other	40,488	40,515	(27)		(27)
Balance at Mar. 31, 2011	¥ 2,936,579	¥ 388,592	¥ 2,547,987	¥ 630,921	¥ 1,159,666	¥ 1,566,274	¥ (804,204)	¥ (4,670)